RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting Information
Schedule of Related Party Transactions [Table Text Block]
The following table sets forth the related party transaction activities for the three and six months ended June 30, 2013 and 2012, respectively:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
GreenHunter
Salt water disposal (1)	$589,985	$—	$1,445,510	$—
Equipment rental (1)	98,306	316,000	72,783	631,000
Interest Income from Note Receivable (2)	53,931	56,611	107,708	81,889
Dividends received from Series C shares	36,667	55,000	91,667	81,278
Loss on investments (2)	208,480	65,280	677,007	121,087
Pilatus Hunter, LLC
Airplane rental expenses (3)	20,100	64,125	67,350	81,225
Executive of the Company
Corporate apartment rental (4)	—	4,000	—	18,000

(1) GreenHunter is an entity of which Gary C. Evans, our Chairman and CEO, is the Chairman, a major shareholder and former CEO; and of which Ronald Ormand, our Executive Vice President - Finance and Head of Capital Markets, and our former Chief Financial Officer and a director, is a former director; and of which David Krueger, our former Chief Accounting Officer and Senior Vice President, is the former Chief Financial Officer. Eagle Ford Hunter, Triad Hunter and Viking International Resources, Inc. ("Virco"), wholly-owned subsidiaries of the Company, receive services related to brine water and rental equipment from GreenHunter and affiliated companies White Top Oilfield Construction, LLC and Black Water Services, LLC. The Company believes that such services are provided at competitive market rates and are comparable to, or more attractive than, rates that could be obtained from unaffiliated third party suppliers of such services. Prepaid expenses from GreenHunter were $55,800 and $0 at June 30, 2013 and December 31, 2012, respectively. The Company had net accounts payable to GreenHunter of $546,038 and $0 at June 30, 2013 and December 31, 2012, respectively.

(2) On February 17, 2012, the Company sold its wholly-owned subsidiary, Hunter Disposal to GreenHunter Water, LLC ("GreenHunter Water"), a wholly-owned subsidiary of GreenHunter.  The Company recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note it received as partial consideration for the sale. The fair market value of the derivative asset was $53,000, and $264,000 at June 30, 2013 and December 31, 2012, respectively.  See "Note - 4 Fair Value of Financial Instruments." The Company has recorded interest income as a result of the note receivable from GreenHunter. Also as a result of this transaction, the Company has an equity method investment in GreenHunter. that is included in derivatives and other long term assets and an available for sale investment in GreenHunter included in investments.

(3) The Company rented an airplane for business use for certain members of Company management at various times from Pilatus Hunter, LLC, an entity 100% owned by Mr. Evans.  Airplane rental expenses are recorded in general and administrative expense.

(4) During the three and six months ended June 30, 2012, the Company paid rent pertaining to a lease for a corporate apartment from an executive of the Company which was being used by other Company employees.  The lease was terminated in May 2012.

Prc Williston Llc [Member]
Segment Reporting Information
Schedule of Related Party Transactions [Table Text Block]
The following table sets forth the Company’s related-party expenses during the three and six month periods ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Interest expense	615,000	481,000	1,096,000	962,000
General and administrative	197,000	299,000	514,000	598,000